Share Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 15, 2021 shares $ / shares	Jan. 15, 2021 shares Director $ / shares	Jun. 30, 2023 USD ($) shares yr $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr			10
Number of share options, forfeited			3,038,923		3,632,769	92,112
Stock split description			On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Description of merger subdivision conversion			In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
Number of founder directors | Director		3
Number of options, granted			562,977		22,755,235	26,557,293
Number of options, exercised			0		3,494,254	104,200
Weighted-average exercise price, exercised | $ / shares			$ 0		$ 2.43	$ 1
Weighted average contractual life			5 years 11 months 1 day
Employee based Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, forfeited			11,600,056
Founder Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	two year
Number of options, granted	2,819,577	5,235,851
Exercise price | $ / shares	$ 17.05	$ 17.05
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			1 year
Exercise price, options outstanding | $ / shares				$ 0.2
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			4 years
Exercise price, options outstanding | $ / shares				$ 17.05
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 535	$ 4,804
Selling, Marketing and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			8,591	12,614
Cost of Goods Sold
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $			$ 839	$ 1,024